Schedule of Other Receivables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Institutions (A)	₪ 61,325	₪ 6,384
Prepaid expenses	1,285	3,132
Prepayments to suppliers	29,464	1,212
Loans to non-related parties, net (B)	40,532	64,352
Receivables revenue	713	3,840
Loans to related parties	3,416	16,087
Others	4,381	2,368
Other Receivables	₪ 141,116	₪ 97,375